Segment information - Segment Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Cash equivalents	R$ 479,807	R$ 911,335
Trade receivables	1,470,730	2,825,799
Inventories	1,099,374	1,780,247
Advances to suppliers	88,724	246,653
Total assets	4,299,540	8,348,724
Trade payables	2,891,829	3,845,133
Borrowings	1,019,299	1,225,570	R$ 965,475	R$ 710,552
Agribusiness Receivables Certificates	410,515	918
Advances from customers	83,944	235,037	R$ 488,578	R$ 320,560
Total liabilities and equity	4,299,540	8,348,724
Operating segments
Disclosure of operating segments [line items]
Cash equivalents	476,388	900,330
Trade receivables		3,092,703
Inventories	1,035,425	1,849,149
Advances to suppliers	122,573	246,653
Total assets	6,643,020	8,745,126
Trade payables	3,192,186	4,126,136
Borrowings	918,453	1,210,230
Agribusiness Receivables Certificates	410,515
Advances from customers	107,399	235,037
Total liabilities and equity	6,643,020	8,745,126
Operating segments | Brazil Ag Retail
Disclosure of operating segments [line items]
Cash equivalents	329,529	856,307
Trade receivables		2,205,098
Inventories	636,160	1,437,340
Advances to suppliers	110,913	230,645
Total assets	4,642,794	6,798,008
Trade payables	2,606,532	3,619,930
Borrowings	447,445	647,193
Agribusiness Receivables Certificates	410,515
Advances from customers	80,114	233,373
Total liabilities and equity	4,642,794	6,798,008
Operating segments | LATAM Ag Retail
Disclosure of operating segments [line items]
Cash equivalents	17,361	18,482
Trade receivables		442,998
Inventories	242,679	220,598
Advances to suppliers	4,916	2,034
Total assets	900,184	814,472
Trade payables	331,608	368,883
Borrowings	225,126	114,312
Agribusiness Receivables Certificates	0
Advances from customers	734	841
Total liabilities and equity	900,184	814,472
Operating segments | Crop Care
Disclosure of operating segments [line items]
Cash equivalents	129,498	25,541
Trade receivables		444,607
Inventories	156,586	191,211
Advances to suppliers	6,744	13,974
Total assets	1,100,042	1,132,646
Trade payables	254,046	137,323
Borrowings	245,882	448,725
Agribusiness Receivables Certificates	0
Advances from customers	26,551	823
Total liabilities and equity	1,100,042	1,132,646
Corporate
Disclosure of operating segments [line items]
Cash equivalents	3,419	11,005
Trade receivables		0
Inventories	94,190	0
Advances to suppliers	0	0
Total assets	(3,079,802)	1,379,143
Trade payables	(5,289)	1,241
Borrowings	100,846	0
Agribusiness Receivables Certificates	0
Advances from customers	10,396	0
Total liabilities and equity	(3,079,802)	1,379,143
Eliminations between segments
Disclosure of operating segments [line items]
Cash equivalents	0	0
Trade receivables		(266,904)
Inventories	(30,241)	(68,902)
Advances to suppliers	(33,849)	0
Total assets	736,322	(1,775,545)
Trade payables	(295,068)	(282,244)
Borrowings	0	15,340
Agribusiness Receivables Certificates	0
Advances from customers	(33,851)	0
Total liabilities and equity	R$ 736,322	R$ (1,775,545)